Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 6,064	$ 14,754	$ 13,474
Accounts receivable	16,580	18,738
Inventories	2,856	6,668
Total current assets	228,019	169,886
Property, plant and equipment	4,444	3,120
Total assets	272,054	291,621
Current liabilities:
Accounts payable	17,594	19,435
Total current liabilities	159,464	109,268
Long-term portion of provisions	977	2,932
Other long-term liabilities	1,389	1,388
Total liabilities	163,162	154,596
Cespira Joint Venture
Current assets:
Cash and cash equivalents	9,010	10,305
Accounts receivable	25,068	21,000
Inventories	16,512	7,414
Prepaid expenses	3,376	1,471
Total current assets	53,966	40,190
Property, plant and equipment	41,409	40,901
Intangible assets	7,215	7,087
Goodwill	595	563
Deferred tax assets	102	0
Total assets	103,287	88,741
Current liabilities:
Accounts payable	22,680	16,527
Current portion of provisions	1,826	2,128
Other current liabilities	4,800	1,910
Deferred income tax liabilities	197	0
Total current liabilities	29,503	20,565
Long-term portion of provisions	456	532
Other long-term liabilities	290	569
Total liabilities	30,249	21,666
Net assets	$ 73,038	$ 67,075